STOCKHOLDERS’ EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 11 — STOCKHOLDERS’ EQUITY

2021 Lincoln Park Transaction

On December 29, 2021, the Company entered into a purchase agreement (the “LP 2021 Purchase Agreement”) and a registration rights agreement (the “LP 2021 Registration Rights Agreement”) with Lincoln Park Capital Fund, LLC (“Lincoln Park”), pursuant to which the Company could sell and issue to Lincoln Park, and Lincoln Park was obligated to purchase, up to $25,000,000 in value of its shares of common stock from time to time over a 36-month period.

The Company may direct Lincoln Park, at its sole discretion, and subject to certain conditions, to purchase up to 50,000 shares of common stock on any business day (a “Regular Purchase”), provided that on such day the last closing sale price per-share of our common stock is not less than $1.00 as reported by the Nasdaq Capital Market. The amount of a Regular Purchase may be increased under certain circumstances up to 75,000 shares if the closing price is not below $10.00, and up to 100,000 shares if the closing price is not below $12.50, provided that Lincoln Park’s committed obligation for Regular Purchases on any business day shall not exceed $2,000,000. In the event we purchase the full amount allowed for a Regular Purchase on any given business day, we may also direct Lincoln Park to purchase additional amounts as accelerated and additional accelerated purchases. The purchase price of shares of common stock related to the future funding will be based on the then prevailing market prices of such shares at the time of sales as described in the LP 2021 Purchase Agreement.

Pursuant to the terms of the LP 2021 Purchase Agreement, at the time the Company signed the LP 2021 Purchase Agreement and the LP 2021 Registration Rights Agreement, the Company issued 51,827 shares of common stock to Lincoln Park as consideration for its commitment (“commitment shares”) to purchase shares of our common stock under the LP 2021 Purchase Agreement. In addition, the Company issued an additional 37,019 commitment shares on March 7, 2022. The commitment shares were recorded as an addition to equity for the issuance of the common stock and treated as a reduction to equity as a cost of capital to be raised under the LP 2021 Purchase Agreement.

During the three and six months ended June 30, 2022, excluding the additional commitment shares disclosed above, the Company sold 450,000 and 1,035,000 shares of common stock, respectively, at prices ranging between $3.47 and $5.15 pursuant to the LP 2021 Purchase Agreement and received proceeds of $1,852,290 and $4,367,640, respectively.

Pursuant to the terms of LP 2021 Purchase Agreement, Lincoln Park is currently not obligated to purchase shares of common stock from the Company because the Company no longer has an effective shelf registration statement available to register the shares issuable to Lincoln Park. On August 11, 2022, the Company notified Lincoln Park that it was terminating the LP 2021 Purchase Agreement effective August 12, 2022.

2022 Lincoln Park Transaction

Subsequent to June 30, 2022, on August 10, 2022, the Company entered into a new purchase agreement (the “LP 2022 Purchase Agreement”) and a registration rights agreement (the “LP 2022 Registration Rights Agreement”) with Lincoln Park, pursuant to which the Company could sell and issue to Lincoln Park, and Lincoln Park was obligated to purchase, up to $25,000,000 in value of its shares of common stock from time to time over a 36-month period.

The Company may direct Lincoln Park, at its sole discretion, and subject to certain conditions, to purchase up to 50,000 shares of common stock on any business day (a “Regular Purchase”). The amount of a Regular Purchase may be increased under certain circumstances up to 75,000 shares if the closing price is not below $7.50, and up to 100,000 shares if the closing price is not below $10.00, provided that Lincoln Park’s committed obligation for Regular Purchases on any business day shall not exceed $2,000,000. In the event we purchase the full amount allowed for a Regular Purchase on any given business day, we may also direct Lincoln Park to purchase additional amounts as accelerated and additional accelerated purchases. The purchase price of shares of common stock related to the future funding will be based on the then prevailing market prices of such shares at the time of sales as described in the LP 2022 Purchase Agreement.

NOTE 20 — STOCKHOLDERS’ EQUITY

Preferred Stock

The Company’s Amended and Restated Articles of Incorporation authorize the issuance of 10,000,000 shares of preferred stock. The Company’s Board of Directors (the “Board”) has the power to designate the rights and preferences of the preferred stock and issue the preferred stock in one or more series.

On July 6, 2017, pursuant to the Second Amended and Restated Articles of Incorporation, each share of Series C is convertible into one share of common stock, subject to adjustment for each issuance of common stock (but not upon issuance of common stock equivalents) that occurred, or occurs, from the date of issuance of the Series C (the “issue date”) until the fifth (5th) anniversary of the issue date (i) upon the conversion or exercise of any instrument issued on the issued date or thereafter issued (but not upon the conversion of the Series C), (ii) upon the exchange of debt for shares of common stock, or (iii) in a private placement, such that the total number of shares of common stock held by an “Eligible Class C Preferred Stock Holder” (based on the number of shares of common stock held as of the date of issuance) will be preserved at the same percentage of shares of common stock outstanding held by such Eligible Class C Preferred Stock Holder on such date. An Eligible Class C Preferred Stock Holder means any of (i) DE LLC for so long as Mr. O’Dowd continues to beneficially own at least 90% and serves on the board of directors or other governing entity, (ii) any other entity in which Mr. O’Dowd beneficially owns more than 90%, or a trust for the benefit of others, for which Mr. O’Dowd serves as trustee and (iii) Mr. O’Dowd individually. Series C will only be convertible by the Eligible Class C Preferred Stock Holder upon the Company satisfying one of the “optional conversion thresholds.” Specifically, a majority of the independent directors of the Board, in its sole discretion, must determine that the Company accomplished any of the following (i) EBITDA of more than $3.0 million in any calendar year, (ii) production of two feature films, (iii) production and distribution of at least three web series, (iv) theatrical distribution in the United States of one feature film, or (v) any combination thereof that is subsequently approved by a majority of the independent directors of the Board based on the strategic plan approved by the Board. At a meeting of the Board on November 12, 2020, a majority of the independent directors of the Board approved that the “optional conversion threshold” had been met. As a result, the Series C became immediately convertible and as of December 31, 2021 is convertible into 4,738,940 shares of common stock, subject to the restriction discussed below. Additionally, DE LLC, as the holder of the Series C is entitled to 14,216,819 votes, which are equal to approximately 65% of the voting securities of the Company.

At the meeting of the Board on November 12, 2020, the Board and Mr. O’Dowd agreed to restrict the conversion of the Series C until the Board approved its conversion. Therefore, on November 16, 2020, the Company and DE, LLC entered into a Stock Restriction Agreement pursuant to which the conversion of the Series C is prohibited until such time as a majority of the independent directors of the Board approves the removal of the prohibition. The Stock Restriction Agreement also prohibits the sale or other transfer of the Series C until such transfer is approved by a majority of the independent directors of the Board. The Stock Restriction Agreement shall terminate upon a Change of Control (as such term is defined in the Stock Restriction Agreement) of the Company.

The Certificate of Designation also provides for a liquidation value of $0.001 per share and dividend rights of the Series C on parity with the Company’s common stock.

Common Stock

On September 24, 2021, the Company, filed Articles of Amendment (the “Articles of Amendment”) to its Amended and Restated Articles of Incorporation effecting an amendment to increase the number of authorized shares of the Company’s common stock from 40,000,000 shares to 200,000,000 shares. The Articles of Amendment were approved by the Company’s shareholders at the 2021 annual meeting of shareholders.

Previously and effective November 27, 2020, the Company amended its Amended and Restated Articles of Incorporation to effectuate a 1:5 reverse stock split. As a result, the number of authorized shares of common stock was reduced from 200,000,000 to 40,000,000. All shares and per share amounts discussed in these consolidated financial statements have been retrospectively adjusted for the reverse stock split.

2021 Lincoln Park Transaction

On December 29, 2021, the Company entered into a purchase agreement (the “LP 2021 Purchase Agreement”) and a registration rights agreement (the “LP 2021 Registration Rights Agreement”) with Lincoln Park Capital Fund, LLC (“Lincoln Park”). Pursuant to the terms of the LP 2021 Purchase Agreement, Lincoln Park has agreed to purchase from the Company up to $25,000,000 of the Company’s common stock (subject to certain limitations) from time to time during the term of the LP 2021 Purchase Agreement. The purchase price for the shares will be the lowest of (1) lowest sale price on the date of the purchase or (2) the average of the lowest three closing prices on the last 10 business days, with a floor of $1.00. Pursuant to the terms of the LP 2021 Registration Rights Agreement, the issuance of the commitment shares (as defined below) have been registered pursuant to the Company’s effective shelf registration statement on Form S-3, and the related base prospectus included in the registration statement, as supplemented by a prospectus supplement filed on January 21, 2022.

Pursuant to the terms of the LP 2021 Purchase Agreement, at the time the Company signed the LP 2021 Purchase Agreement and the LP 2021 Registration Rights Agreement, the Company issued 51,827 shares of common stock to Lincoln Park as consideration for its commitment (“commitment shares”) to purchase shares of our common stock under the LP 2021 Purchase Agreement. The commitment shares were recorded as an addition to equity for the issuance of the common stock and treated as a reduction to equity as a cost of capital to be raised under the LP 2021 Purchase Agreement.

During the year ended December 31, 2021, excluding the commitment shares mentioned above, the Company did not sell any shares of common stock under the LP 2021 Purchase Agreement. Subsequent to December 31, 2021, the Company sold 1,035,000 shares of common stock at prices ranging between $3.47 and $5.15 pursuant to the LP 2021 Purchase Agreement and received proceeds of $4,367,640. Pursuant to the LP 2021 Purchase Agreement, the Company issued the remaining 37,019 commitment shares on March 7, 2022.

Under applicable rules of the NASDAQ Capital Market, the Company could not issue or sell more than 19.99% of the shares of its common stock outstanding immediately prior to the execution of the LP 2021 Purchase Agreement (1,592,914 shares) to Lincoln Park under the LP 2021 Purchase Agreement without stockholder approval, unless the average price of all applicable sales of its common stock to Lincoln Park under the LP 2021 Purchase Agreement equals or exceeds a threshold amount as set forth in the LP 2021 Purchase Agreement.

Incentive Compensation Plan

On June 29, 2017, the shareholders of the Company approved the Dolphin Digital Media, Inc. 2017 Equity Incentive Plan (the “2017 Plan”). The Company did not issue any Awards under the 2017 Plan during the years ended December 31, 2021 and 2020.